Related parties - Collaterals provided by the related parties (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Related parties - Collaterals provided by the related parties [Line Items]
Amount of collaterals	₩ 1,026,797	₩ 48,852
Shinhan Bank Co., Ltd. [Member]
Related parties - Collaterals provided by the related parties [Line Items]
Amount of collaterals	10,397	6,852
BNP Paribas Cardif Life Insurance | Government bonds | Shinhan Bank Co., Ltd. [Member]
Related parties - Collaterals provided by the related parties [Line Items]
Amount of collaterals	0	2,400
Logisvalley Shinhan REIT Co.,Ltd. | Collateral trust [Member] | Shinhan Bank Co., Ltd. [Member]
Related parties - Collaterals provided by the related parties [Line Items]
Amount of collaterals	39,600	39,600
Rifa Private Real Estate Investment Trust31 [Member] | Collateral trust [Member] | Shinhan Bank Co., Ltd. [Member]
Related parties - Collaterals provided by the related parties [Line Items]
Amount of collaterals	16,800	0
SBC PFV Co., Ltd [Member] | Collateral trust [Member] | Shinhan Bank Co., Ltd. [Member]
Related parties - Collaterals provided by the related parties [Line Items]
Amount of collaterals	960,000	0
Key Management Personnel [Member] | Classes of property, plant and equipment [domain] | Shinhan Bank Co., Ltd. [Member]
Related parties - Collaterals provided by the related parties [Line Items]
Amount of collaterals	6,799	4,417
Key Management Personnel [Member] | Deposits and etc [Member] | Shinhan Bank Co., Ltd. [Member]
Related parties - Collaterals provided by the related parties [Line Items]
Amount of collaterals	1,466	1,127
Key Management Personnel [Member] | Guarantee [Member] | Shinhan Bank Co., Ltd. [Member]
Related parties - Collaterals provided by the related parties [Line Items]
Amount of collaterals	₩ 2,132	₩ 1,308